Derivative Financial Instruments (Details) - Interest Rate Swap - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Customer
Derivative [Line Items]
Derivative Asset, Notional Amount	$ 24,300	$ 24,485	$ 30,145
Fixed Rate, lower rate range	4.87%	4.87%	4.87%
Fixed Rate, higher rate range	5.99%	5.99%	6.02%
Maturity	2 years 2 months 12 days	2 years 6 months	3 years 1 month 6 days
Fair Value of assets, Net total	$ 350	$ 274	$ 433
Customer | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Floating Rate Spread, lower range	3.25%	3.25%	3.75%
Floating Rate Spread, upper range	4.50%	4.50%	4.50%
Correspondent
Derivative [Line Items]
Derivative Liability, Notional Amount	$ 24,300	$ 24,485	$ 30,145
Fixed Rate, lower rate range	4.87%	4.87%	4.87%
Fixed Rate, higher rate range	5.99%	5.99%	6.02%
Maturity	2 years 2 months 12 days	2 years 6 months	3 years 1 month 6 days
Fair Value of liabilities, Net total	$ (362)	$ (287)	$ (456)
Correspondent | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Floating Rate Spread, lower range	3.25%	3.25%	3.75%
Floating Rate Spread, upper range	4.50%	4.50%	4.50%